Stockholders' equity (Details 1) (CAD) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Oustanding beginning balance, Number	1,201,912	1,118,112
Options granted, Number	260,000	545,000
Options exercised, Number	(111,155)	(6,710)
Options forfeited, Number	(11,335)	(245,226)
Options expired, Number	(61,132)	(209,264)
Oustanding ending balance, Number	1,278,290	1,201,912	1,118,112
Exercisable, Number	700,920
Outstanding beginning balance, Weighted Average Exercise Price	4.68	14.64
Options granted, Weighted average exercise price	8.27	3.28
Options exercised, Weighted Average Exercise Price	2.17	1.70
Options forfeited, Weighted average exercise price	7.48	22.53
Options expired, Weighted average exercise price	24.03	33.40
Outstanding ending balance, Weighted Average Exercise Price	4.68	4.68	14.64
Exercisable, Weighted average exercise price	4.38
Options Outstanding, Weighted average remaining contractual life	3 years 4 months 2 days	3 years 8 months 16 days	2 years 11 months 8 days
Exercisable, Weighted average remaining contractual life	2 years 11 months 8 days
Outstanding beginning balance, Aggregate intrinsic value	4,400	67
Outstanding ending balance, Aggregate intrinsic value	8,411	4,400	67
Exercisable, Aggregate intrinsic value	5,150